Employee and Personnel Costs	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Employee and Personnel Costs

7. Employee and personnel costs

The disclosure amounts are based on the expense recognized in the consolidated statement of operations.

	2023	2022	2021
Salaries and other remuneration	(150,026)	(151,444)	(109,847)
Social security costs	(23,255)	(24,241)	(19,158)
Share-based payments(1)	(21,446)	(35,466)	(23,632)
Pension and post-employment benefits	(9,542)	(9,208)	(8,390)
Total	(204,269)	(220,359)	(161,027)

(1) Refer to Note 8 Share-based compensation for further details.

Key management compensation	2023	2022	2021
Short-term employee benefits(1)	(11,120)	(8,207)	(6,459)
Pension and post-employment benefits	(628)	(638)	(766)
Share-based payments(2)	(9,151)	(19,011)	(13,921)
Social security costs	(3,404)	(3,780)	(2,521)
Total	(24,303)	(31,636)	(23,666)

(1) For the twelve months ended December 31, 2023, severance pay of $2.5 million is included in short-term employee benefits.

(2) Refer to Note 8 Share-based compensation for further details.

During the year ended December 31, 2023, key management consisted of an average of 14 members of management, including Executive Officers (CEO and CFO) and excluding the Board of Directors (2022: 14 members; 2021: 13 members). As of December 31, 2023, key management consisted of 14 members.

7.1 Employee benefits expenses by function

	2023	2022	2021
Cost of goods sold	(37,671)	(51,106)	(35,959)
Research and development expenses	(12,431)	(13,739)	(10,336)
Selling, general and administrative expenses	(154,167)	(155,514)	(114,732)
Total	(204,269)	(220,359)	(161,027)